UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2013

Item 1.    Schedules of Investments.

(Unaudited)

Schedule of investments

Turner Market Neutral Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-88.8%
Consumer discretionary-16.7%
Dunkin’ Brands Group^	1,400	$67
Fox Factory Holding*^	4,170	73
Home Depot	1,010	83
Lithia Motors, Cl A^	970	67
Ralph Lauren^	770	137
Vitamin Shoppe*^	2,380	124
Total Consumer discretionary		551

Consumer staples-1.1%
Monster Beverage*^	550	37
Total Consumer staples		37

Energy-7.5%
Gulfport Energy*^	2,180	137
PetroChina ADR^	990	109
Total Energy		246

Financials-12.2%
Affiliated Managers Group*^	510	110
Allstate^	1,280	70
Concentradora Fibra Hotelera Mexicana	42,330	68
Hersha Hospitality Trust^	11,800	66
Safeguard Scientifics*^	4,310	87
Total Financials		401

Health care-14.9%
AstraZeneca ADR^	1,320	78
Cardinal Health^	1,170	78
McKesson^	830	135
PAREXEL International*^	1,550	70
Proto Labs*	920	65
Stryker^	860	65
Total Health care		491

Industrials-8.5%
CAI International*^	5,720	134
Canadian Pacific Railway^	480	73
Union Pacific^	440	74
Total Industrials		281

Information technology-20.3%
Alliance Data Systems*^	260	68
Apple^	150	84
Cavium*^	1,970	68
Facebook, Cl A*^	860	47
NetSuite*	1,230	128
NXP Semiconductors*^	2,230	103
Skyworks Solutions*^	1,460	42
Take-Two Interactive Software*^	3,540	61
Visa, Cl A^	320	71
Total Information technology		672

Materials-7.6%
International Flavors & Fragrances^	1,150	99
Louisiana-Pacific*^	8,160	151
Total Materials		250
Total Common stock (Cost $2,697)**		2,929

Cash equivalent - 4.1%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.122%‡	135,276	135
Total Cash equivalent (Cost $135)**		135
Total Investments-92.9% (Cost $2,832)**		3,064

Segregated cash with brokers-94.6%		3,120
Securities sold short-(87.2)% (Proceeds $(2,726))**		(2,876)
Net Other assets (liabilities)-(0.3)%		(10)
Net Assets-100.0%		$3,298

*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
‡	Rate shown is the 7-day effective yield as of December 31, 2013.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Market Neutral Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-87.2%
Consumer discretionary-14.6%
AutoZone	150	$72
Bed Bath & Beyond	840	67
Darden Restaurants	1,250	68
Mattel	1,390	66
Target	950	60
Twenty-First Century Fox	1,940	68
Under Armour, Cl A	910	80
Total Consumer discretionary		481

Consumer staples-6.1%
Clorox	720	67
Procter & Gamble	820	67
Wal-Mart Stores	840	66
Total Consumer staples		200

Energy-7.4%
China Petroleum & Chemical ADR	1,390	114
Southwestern Energy	3,290	130
Total Energy		244

Financials-10.5%
Arch Capital Group	1,170	70
DiamondRock Hospitality	5,680	66
Legg Mason	3,260	142
Macquarie Mexico Real Estate Management	34,080	67
Total Financials		345

Health care-16.3%
athenahealth	1,000	134
GlaxoSmithKline ADR	1,230	66
LifePoint Hospitals	1,260	67
Pfizer	2,430	74
Sirona Dental Systems	1,880	131
WellPoint	710	66
Total Health care		538

Industrials-14.5%
CSX	2,590	75
Deere	1,500	137
Kansas City Southern	550	68
Nordson	880	65
TAL International Group	2,330	134
Total Industrials		479

Information technology-17.8%
Accenture PLC	800	66
Citrix Systems	1,060	67
Infosys SP ADR	1,280	72
Oracle	2,080	79
Power Integrations	660	37
SanDisk	970	68
Symantec	2,620	62
Texas Instruments	1,570	69
Western Union	4,010	69
Total Information technology		589
Total Common stock (Proceeds $2,726)*		2,876
Total Securities sold short-87.2% (Proceeds $2,726)*		$2,876

Percentages disclosed are based on total net assets of the Fund at December 31, 2013.

*	This number is listed in thousands.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Medical Sciences Long/Short Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-69.9%
Biotechnology-19.1%
Aegerion Pharmaceuticals*	5,860	$416
Agios Pharmaceuticals*	3,240	78
Alexion Pharmaceuticals*	4,810	641
Alkermes*	8,030	326
Biogen Idec*	640	179
BioMarin Pharmaceuticals*	1,670	117
Cepheid*	3,070	143
Cubist Pharmaceuticals*	9,600	662
Discovery Laboratories*	33,730	76
Dynavax Technologies*	39,820	78
Enanta Pharmaceuticals*	1,360	37
Gilead Sciences*	1,370	103
Horizon Pharma*	25,380	193
Idera Pharmaceuticals*	25,140	116
Ironwood Pharmaceuticals*	10,720	124
Keryx Biopharmaceuticals*	12,090	157
MacroGenics*	910	25
Neurocrine Biosciences*	29,221	273
NPS Pharmaceuticals*	8,760	266
Puma Biotechnology*	1,540	159
Receptos*	9,460	274
Rigel Pharmaceuticals*	21,030	60
Swedish Orphan Biovitrum*	20,240	210
Targacept*	8,450	35
Theravance*	4,030	144
Total Biotechnology		4,892

Drug stores-0.5%
Rite AID*	27,220	138
Total Drug stores		138

Health care equipment & supplies-22.1%
Align Technology*	4,450	254
Bristol-Myers Squibb	14,310	761
Cooper	4,100	508
Covidien	13,690	932
Cyberonics*	2,390	157
Express Scripts Holding*	11,120	781
McKesson	2,350	379
Natus Medical*	5,480	123
NxStage Medical*	7,700	77
Prestige Brands Holdings*	3,360	120
Teleflex	3,800	357
Universal Health Services, Cl B	4,400	358
Vitamin Shoppe*	16,810	874
Total Health care equipment & supplies		5,681

Health care providers & services-3.4%
Catamaran*	10,750	511
Team Health Holdings*	7,780	354
Total Health care providers & services		865

Health care technology-1.7%
Cerner*	7,650	426
Total Health care technology		426

Life sciences tools & services-2.3%
Furiex Pharmaceuticals*	6,110	257
PAREXEL International*	7,530	340
Total Life sciences tools & services		597

Pharmaceuticals-18.7%
Akorn*	9,640	237
Allergan	3,020	335
AstraZeneca ADR	4,290	255
Basilea Pharmaceutica-Registered Shares	2,030	240
Bayer AG	1,847	259
DepoMed*	41,930	444
Impax Laboratories*	19,430	488
Lannett*	15,090	499
Perrigo	2,370	364
Roche Holding AG ADR	12,820	900
Salix Pharmaceuticals*	1,410	127
Zoetis	19,970	653
Total Pharmaceuticals		4,801

Professional services-2.1%
Towers Watson, Cl A	4,170	532
Total Professional services		532
Total Common stock (Cost $15,622)**		17,932

Cash equivalent - 13.8%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.122%‡	3,545,552	3,546
Total Cash equivalent (Cost $3,546)**		3,546
Total Investments-83.7% (Cost $19,168)**		21,478

Segregated cash with brokers-51.7%		13,261
Securities sold short-(35.8)% (Proceeds $(8,392))**		(9,175)
Net Other assets (liabilities)-0.4%		91
Net Assets-100.0%		$25,655

*	Non-income producing security.
**	This number is listed in thousands.
‡	Rate shown is the 7-day effective yield as of December 31, 2013.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-20.3%
Biotechnology-2.8%
Amgen	2,800	$320
Arena Pharmaceuticals	17,420	102
Celgene	730	123
Halozyme Therapeutics	6,740	101
Organovo Holdings	6,130	68
Total Biotechnology		714

Health care equipment & supplies-9.3%
Boston Scientific	10,540	127
Cynosure, Cl A	7,790	208
HMS Holdings	4,480	102
Hologic	8,000	179
IDEXX Laboratories	2,390	254
LifePoint Hospitals	4,000	211
Mazor Robotics ADR	4,870	95
Medtronic	6,530	375
Neogen	1,550	71
Quest Diagnostics	1,780	95
Sirona Dental Systems	3,460	243
WellPoint	4,720	435
Total Health care equipment & supplies		2,395

Health care providers & services-1.4%
Endologix	4,170	73
Fresenius Medical Care ADR	4,350	155
UnitedHealth Group, Cl B	1,640	123
Total Health care providers & services		351

Health care technology-0.2%
Vocera Communications	3,790	59
Total Health care technology		59

Pharmaceuticals-6.6%
AbbVie	4,620	244
Eisai	6,210	240
Merck	5,130	257
Merck KGaA	1,380	247
Novartis AG ADR	4,000	322
Pfizer	12,250	375
Total Pharmaceuticals		1,685
Total Common stock (Proceeds $5,035)*		5,204

Exchange traded funds - 15.5%
CurrencyShares Euro Trust	2,640	359
Health Care Select Sector SPDR	11,420	633
iShares NASDAQ Biotechnology Index Fund	5,969	1,356
Market Vectors Biotech ETF	9,410	833
Market Vectors Pharmaceutical ETF	14,880	790
Total Exchange traded funds (Proceeds $3,357)*		3,971
Total Securities sold short-35.8% (Proceeds $8,392)*		$9,175

Percentages disclosed are based on total net assets of the Fund at December 31, 2013.

*	This number is listed in thousands.

ADR	- American Depositary Receipt
Cl	- Class
ETF	- Exchange Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Spectrum Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-85.4%
Consumer discretionary-16.7%
American Axle & Manufacturing Holdings*	42,530	$870
Arcos Dorados Holdings, Cl A	117,000	1,418
Ascena Retail Group*	46,800	990
Bloomin’ Brands*	39,830	956
Burlingotn Stores*^	57,930	1,854
Cracker Barrel Old Country Store^	18,560	2,043
Crimson Wine Group*	49,598	438
Dollar General*^	28,870	1,741
Fifth & Pacific*	44,710	1,434
General Motors*^	97,310	3,977
Groupon*^	150,430	1,771
Harman International Industries	19,640	1,608
Hilton Worldwide Holdings*	188,880	4,203
Home Depot^	66,190	5,449
HomeAway*^	83,710	3,422
Jarden*	35,550	2,181
Kohl’s	35,890	2,037
Lennar, Cl A^	73,940	2,925
Lifelock*	77,201	1,267
LIN Media, Cl A*^	75,190	2,159
Lithia Motors, Cl A^	32,840	2,280
Louis XIII Holdings	4,067,580	4,097
Macy’s	44,980	2,402
Michael Kors Holdings*	9,700	788
Qunar Cayman Islands ADR*	43,380	1,151
Red Robin Gourmet Burgers*^	25,920	1,906
Shutterfly*	14,780	753
Starwood Hotels & Resorts Worldwide^	27,110	2,154
Tenneco*	22,830	1,291
Tiffany	32,920	3,054
Urban Outfitters*	37,840	1,404
Vail Resorts	21,180	1,593
Vitamin Shoppe*^	83,575	4,347
Walt Disney^	57,770	4,413
Yum! Brands	21,400	1,618
Total Consumer discretionary		75,994

Consumer staples-3.5%
Anheuser-Busch InBev ADR^	32,080	3,415
Coca-Cola Enterprises	44,320	1,956
Colgate-Palmolive^	30,930	2,017
Constellation Brands*	19,810	1,394
Hershey	12,200	1,186
Monster Beverage*^	44,530	3,018
Prestige Brands Holdings*	8,400	301
Rite AID*	97,440	493
Safeway^	60,030	1,955
Total Consumer staples		15,735

Energy-9.2%
Bill Barrett*	74,960	2,007
Bristow Group	18,375	1,379
Cabot Oil & Gas	33,110	1,283
Caracal Energy*	174,418	1,276
Cimarex Energy	20,200	2,119
Cobalt International Energy*	127,570	2,099
Concho Resources*	9,620	1,039
Dril-Quip*	7,790	856
EOG Resources	25,760	4,324
Gulfport Energy*^	43,670	2,758
Halliburton	69,510	3,528
Kodiak Oil & Gas*	215,110	2,411
Lehigh Gas Partners^	124,490	3,560
Lekoil*	4,274,480	4,424
Ophir Energy*	430,012	2,334
Penn-Virginia*	185,010	1,745
PetroChina, Cl H Shares	1,508,890	1,654
SemGroup, Cl A	27,550	1,797
SunPower*^	43,680	1,302
Total Energy		41,895

Financials-13.3%
Affiliated Managers Group*^	12,140	2,633
AIA Group	362,710	1,820
AON^	45,950	3,855
Atlas Mara Co-Nvest*	316,620	3,823
Bank of the Ozarks^	30,489	1,725
Brixmor Property Group*	54,120	1,100
Bryn Mawr Bank	51,430	1,552
Cardtronics*^	25,261	1,098
Countrywide	143,936	1,418
Credito Real	920,631	1,420
Discover Financial Services^	52,732	2,950
East West BanCorp^	113,760	3,978
Erste Group Bank	34,658	1,208
Essent Group*	33,720	811
Evercore Partners^	25,040	1,497
Financial Engine	23,300	1,619
Fortegra Financial*^	107,589	890
Genworth Financial, Cl A*^	147,000	2,283
Hersha Hospitality Trust	245,150	1,365
Intact Financial	25,040	1,635
IntercontinentalExchange Group^	10,855	2,442
Metropolitan Bank & Trust	956,978	1,629
Nelnet^	50,410	2,124
Ocwen Financial*^	73,425	4,071
OmniAmerican Bancorp*	54,049	1,156
PacWest BanCorp^	47,040	1,986
Portfolio Recovery Associates*^	86,229	4,557
ProAssurance^	38,300	1,857
Signature Bank*^	16,550	1,778
Total Financials		60,280

Health care-16.3%
Aegerion Pharmaceuticals*	35,400	2,512
Agios Pharmaceuticals*	17,900	429
Air Methods*^	17,740	1,035
Akorn*	32,550	802
Alexion Pharmaceuticals*	16,240	2,161
Align Technology*^	42,290	2,417
Alkermes*	27,120	1,103
Allergan	10,210	1,134
ArthroCare*^	65,577	2,639
AstraZeneca ADR	14,920	886
Basilea Pharmaceutica-Registered Shares	7,350	869
Bayer AG	6,426	901
Biogen Idec*^	5,220	1,460
BioMarin Pharmaceuticals*	5,990	421
Bristol-Myers Squibb^	78,460	4,169
Catamaran*	36,300	1,724
Cepheid*	10,360	484
Cerner*^	26,606	1,483
Cooper	13,850	1,715
Covidien^	46,260	3,149

		Value
	Shares	(000)
Cubist Pharmaceuticals*^	32,445	$2,234
Cyberonics*	8,670	568
DepoMed*	141,640	1,499
Discovery Laboratories*	76,020	171
Dynavax Technologies*	142,340	279
Enanta Pharmaceuticals*	5,330	145
Express Scripts Holding*^	37,550	2,638
Furiex Pharmaceuticals*	20,650	868
Gilead Sciences*^	36,470	2,741
Horizon Pharma*	46,580	355
Idera Pharmaceuticals*	91,270	423
Impax Laboratories*^	65,620	1,650
Ironwood Pharmaceuticals*	38,290	445
Johnson & Johnson	12,750	1,168
Keryx Biopharmaceuticals*	43,910	569
Lannett*^	57,497	1,903
MacroGenics*	3,700	101
McKesson^	16,530	2,668
Natus Medical*	19,110	430
Neurocrine Biosciences*^	98,709	922
NPS Pharmaceuticals*^	29,580	898
NxStage Medical*	27,520	275
PAREXEL International*	49,900	2,254
Perrigo^	8,270	1,269
Puma Biotechnology*	5,599	580
Receptos*	31,970	927
Rigel Pharmaceuticals*	77,860	222
Roche Holding AG ADR^	63,720	4,472
Salix Pharmaceuticals*	5,110	460
Stryker	12,000	902
Swedish Orphan Biovitrum*	79,220	822
Targacept*	33,070	137
Team Health Holdings*^	49,580	2,258
Teleflex^	13,230	1,242
Theravance*	14,620	521
Universal Health Services, Cl B^	15,320	1,245
Zoetis^	67,460	2,205
Total Health care		73,959

Industrials-12.2%
AMETEK	49,910	2,629
CAI International*^	53,570	1,263
Canadian Pacific Railway^	23,504	3,557
Delta Air Lines	61,770	1,697
Eaton PLC^	31,200	2,375
Fortune Brands Home & Security^	44,340	2,026
Genesee & Wyoming, Cl A*^	25,950	2,492
Hertz Global Holdings*	54,020	1,546
Honeywell International^	10,690	977
Huron Consulting Group*^	48,657	3,052
Kirby*	10,420	1,034
Macquarie Infrastructure^	61,180	3,330
Middleby*^	7,230	1,735
Mrc Global*^	56,860	1,834
On Assignment*	34,328	1,199
Precision Castparts	6,970	1,877
Providence Resources*	129,770	478
Quanta Services*	67,660	2,135
Roadrunner Transportation System*	53,620	1,445
Rockwell Automation	12,680	1,498
Saia*^	71,125	2,280
Towers Watson, Cl A^	54,140	6,908
Union Pacific^	22,640	3,803
United Rentals*^	26,820	2,091
Verisk Analytics, Cl A*^	29,620	1,947
Total Industrials		55,208

	Contracts/Shares
Information technology-11.4%
Adobe Systems*	13,480	807
Alliance Data Systems*	6,750	1,775
Apple^	7,555	4,239
Avago Technologies	16,820	890
Cree*	38,590	2,415
DealerTrack Technologies*	16,090	774
Digimarc^	112,356	2,164
Electronics for Imaging*^	60,529	2,344
Ellie Mae*	38,330	1,030
EMC	39,290	988
Facebook, Cl A*^	92,590	5,061
Google, Cl A*^	5,125	5,743
Intel	61,200	1,589
Linx	106,990	2,173
Manhattan Associates*^	21,680	2,547
NXP Semiconductors*	22,670	1,041
Red Hat*	10,580	593
Remark Media*	107,870	503
Riverbed Technology*	49,500	895
Salesforce.com*^	39,430	2,176
ServiceNow*^	28,590	1,601
TE Connectivity	15,380	848
Tyler Technologies*^	26,280	2,684
Visa, Cl A^	21,230	4,727
VMware, Cl A*^	22,570	2,025
Total Information technology		51,632

Materials-2.8%
Augusta Resource*	247,250	354
BHP ADR^	49,280	3,360
Graphic Packaging Holding*^	253,020	2,429
Louisiana-Pacific*^	136,040	2,518
Rockwood Holdings^	31,370	2,256
SilverCrest Mines*	200,434	342
Westlake Chemical^	12,810	1,564
Total Materials		12,823
Total Common stock (Cost $334,039)**		387,526

Call option contracts-0.0%
Cliffs Natural Resources, 1/14 at $26	499	53
Cobalt International Energy, 1/14 at $25#	1,714	3
Cobalt International Energy, 1/14 at $27.5	1,799	9
Total Call option contracts (Cost $886)**		65

Warrant-0.0%
Financials-0.0%
Atlas Mara Co-Nvest*	316,620	203
Total Financials		203
Total Warrant (Cost $3)**		203

		Value
	Shares	(000)
Cash equivalent - 12.5%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.122%‡	56,687,584	$56,688
Total Cash equivalent (Cost $56,688)**		56,688
Total Investments-97.9% (Cost $391,616)**		444,482

Segregated cash with brokers-50.3%		228,309
Securities sold short-(50.9)% (Proceeds $(221,977))**		(231,267)
Written option contracts-0.0% (Proceeds $(171))**		(18)
Net Other assets (liabilities)-2.7%		12,471
Net Assets-100.0%		$453,977

*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions and open written option contacts.
#

This security was deemed illiquid according to the policies and procedures adopted by the Board of Trustees and was fair-valued using procedures established by the Fair Value Committee.  As of December 31, 2013, illiquid, fair-valued securities were 0.0% of the Fund’s net assets.

	Acquisition Date	Acquisition Cost**	Contracts	Fair Value**
Cobalt International Energy	October-2013	$376	1,714	$3

‡	Rate shown is the 7-day effective yield as of December 31, 2013.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-38.4%
Consumer discretionary-7.4%
Autoliv	8,585	$788
AutoZone	2,090	999
Bally Technologies	11,370	892
Bed Bath & Beyond	12,890	1,035
Buckle	32,610	1,714
CarMax	21,240	999
Carnival	11,790	474
Coach	31,670	1,778
Ctrip.com International SP ADR	7,810	388
Dollar Tree	20,300	1,145
DSW, Cl A	20,250	865
Ford Motor	125,030	1,929
L Brands	18,380	1,137
Lowe’s	41,490	2,055
Lumber Liquidators Holdings	11,650	1,199
Nordstrom	13,190	815
NVR	1,960	2,011
Panera Bread, Cl A	6,850	1,210
PetSmart	20,310	1,478
Sally Beauty Holdings	28,540	863
Sands China	116,449	951
Scientific Games, Cl A	97,620	1,653
SodaStream International	14,620	726
Steven Madden	22,180	812
TJX	15,300	975
Twenty-First Century Fox	58,250	2,048
Under Armour, Cl A	12,660	1,105
Volkswagen, Preferred Shares	3,460	972
YUE Yuen Industrial Holdings	222,700	744
Zulily, Cl A	11,590	480
Total Consumer discretionary		34,240

Consumer staples-2.9%
Clorox	31,790	2,950
ConAgra Foods	43,530	1,467
Costco Wholesale	15,730	1,872
General Mills	30,320	1,513
Herbalife	7,040	554
McCormick	11,410	786
McDonald’s	11,780	1,143
Procter & Gamble	16,870	1,373
Wal-Mart Stores	18,310	1,441
Total Consumer staples		13,099

Energy-4.2%
Chesapeake Energy	81,060	2,200
China Petroleum & Chemical, Cl H Shares	2,141,710	1,748
Continental Resources	7,190	809
Dresser-Rand Group	14,610	871
Enbridge Energy Management LLC	36,380	1,043
Exxon Mobil	35,280	3,570
Frank’s International	71,540	1,932
Southwestern Energy	95,700	3,765
Swift Energy	101,590	1,371
Ultra Petroleum	80,770	1,749
Total Energy		19,058

Financials-6.0%
Amlin	86,373	656
AmTrust Financial Services	18,730	612
Bankunited	53,350	1,756
Banregio Grupo Financiero	259,690	1,545
Capital One Financial	33,160	2,540
CBRE Group	94,310	2,480
Cohen & Steers	71,790	2,876
DiamondRock Hospitality	139,700	1,614
First Republic Bank	57,120	2,990
Health Care REIT	28,310	1,517
Nedbank Group	97,340	1,956
OTP Bank Nyrt	91,360	1,735
People’s United Financial	110,630	1,673
Sovran Self Storage	22,320	1,455
Willis Group Holdings PLC	36,150	1,620
Total Financials		27,025

Health care-4.7%
AbbVie	30,290	1,600
Amgen	9,444	1,078
Arena Pharmaceuticals	117,590	688
Boston Scientific	36,670	441
Celgene	2,610	441
Cynosure, Cl A	26,310	702
Eisai	22,190	859
Endologix	14,880	260
Fresenius Medical Care ADR	15,800	562
Halozyme Therapeutics	24,140	362
HMS Holdings	37,370	849
Hologic	28,550	638
IDEXX Laboratories	8,300	883
LifePoint Hospitals	13,520	714
Mazor Robotics ADR	17,420	340
Medtronic	22,050	1,265
Merck	17,340	868
Merck KGaA	4,920	882
Neogen	5,530	253
Novartis AG ADR	13,520	1,087
Organovo Holdings	21,360	236
Pfizer	66,590	2,039
Quest Diagnostics	6,350	340
Sirona Dental Systems	28,450	1,997
UnitedHealth Group, Cl B	5,880	443
Vocera Communications	14,700	229
WellPoint	15,950	1,474
Total Health care		21,530

Industrials-7.1%
Boeing	4,270	583
C.H. Robinson Worldwide	37,970	2,215
Chicago Bridge & Iron	20,260	1,684
Con-way	37,910	1,505
CSX	96,440	2,775
Deere	8,630	788
Emerson Electric	34,730	2,437
Fastenal	66,580	3,163
Hub Group, Cl A	29,860	1,191
Hunt (JB) Transportation Services	31,860	2,463
Kansas City Southern	26,140	3,237
Manitowoc	143,520	3,347
Stericycle	6,820	792
Textainer Group Holdings	16,881	679
Volvo AB	99,750	1,310
Werner Enterprises	156,392	3,868
Total Industrials		32,037

Information technology-4.0%
Accenture PLC	17,510	1,440
Control4	38,532	682

		Value
	Shares	(000)
FactSet Research Systems	5,460	$593
Global Payments	23,195	1,507
Informatica	14,240	591
Ingenico	11,080	888
Linear Technology	13,020	593
OpenTable	9,860	783
SanDisk	13,950	984
Symantec	42,840	1,010
Tech Data	11,850	611
Texas Instruments	13,980	614
Textura	16,410	491
Twitter	6,150	391
VeriFone Systems	130,500	3,501
Western Union	188,950	3,260
Total Information technology		17,939

Materials-1.5%
Albemarle	9,310	590
Alcoa	113,690	1,209
Reliance Steel & Aluminum Co.	22,690	1,721
Rio Tinto PLC ADR	44,430	2,507
Schnitzer Steel Industries, Cl A	30,440	994
Total Materials		7,021

Utilities-0.6%
AmeriGas Partners	10,700	477
Hong Kong & China Gas	913,781	2,095
Total Utilities		2,572
Total Common stock (Proceeds $169,683)*		174,521

Exchange traded funds-12.5%
Consumer Staples Select Sector SPDR Fund	72,410	3,112
CurrencyShares Euro Trust	8,930	1,214
First Trust Dow Jones Internet Index Fund	45,490	2,723
Health Care Select Sector SPDR	38,580	2,139
iShares Core S&P Small-Cap ETF	50,250	5,488
iShares NASDAQ Biotechnology Index Fund	20,171	4,580
iShares Russell 2000 Growth Index Fund	57,310	7,766
iShares Russell 2000 Index Fund	67,330	7,764
Market Vectors Biotech ETF	31,792	2,814
Market Vectors Oil Service ETF	39,410	1,894
Market Vectors Pharmaceutical ETF	50,260	2,669
SPDR S&P 500 ETF Trust	60,850	11,238
SPDR S&P Retail ETF	19,070	1,680
VelocityShares Daily Inverse VIX Short-Term ETN	48,430	1,665
Total Exchange traded funds (Proceeds $52,294)*		56,746
Total Securities sold short-50.9% (Proceeds $221,977)*		$231,267

Percentages disclosed are based on total net assets of the Fund at December 31, 2013.

*	This number is listed in thousands.

ADR	- American Depositary Receipt
Cl	- Class
ETF	- Exchange Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of open written option contracts

Turner Spectrum Fund

December 31, 2013

		Value
	Contracts	(000)
Written option contracts-0.0%
Written call option contracts-0.0%
Cobalt International Energy, 1/14 at $37.5	1,799	$9
Cobalt International Energy, 1/14 at $35	1,714	9
Total Written call option contracts (Premiums received $171)*		18
Total Written option contracts (Premiums received $171)*		$18

Percentages disclosed are based on total net assets of the Fund at December 31, 2013.

*	This number is listed in thousands.

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Titan Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-91.2%†
Consumer discretionary-17.4%
General Motors*	9,380	$383
Hilton Worldwide Holdings*	35,490	790
Home Depot^	8,720	718
HomeAway*	10,360	424
Lennar, Cl A	6,560	260
Louis XIII Holdings	119,000	120
Macy’s	6,140	328
Michael Kors Holdings*	3,220	261
Qunar Cayman Islands ADR*	4,850	129
Tiffany	3,560	330
Walt Disney^	10,440	797
Total Consumer discretionary		4,540

Consumer staples-4.5%
Anheuser-Busch InBev ADR	3,050	325
Colgate-Palmolive	4,350	284
Hershey	3,890	377
Monster Beverage*	2,900	197
Total Consumer staples		1,183

Energy-5.9%
Cabot Oil & Gas	11,000	426
Concho Resources*	3,180	343
EOG Resources	3,100	521
Halliburton^	5,160	262
Total Energy		1,552

Financials-8.8%
Affiliated Managers Group*	1,580	343
AON	4,670	392
Discover Financial Services^	9,600	537
East West BanCorp	18,470	645
IntercontinentalExchange Group^	1,720	387
Total Financials		2,304

Health care-13.6%
Biogen Idec*^	965	270
Bristol-Myers Squibb	9,930	527
Gilead Sciences*^	10,440	784
Johnson & Johnson	4,210	386
McKesson^	2,780	449
PAREXEL International*	8,080	365
Roche Holding AG ADR	6,660	468
Stryker	3,960	298
Total Health care		3,547

Industrials-13.6%
AMETEK	5,000	263
Canadian Pacific Railway	2,550	386
Eaton PLC^	10,170	775
Honeywell International	3,330	304
Kirby*	3,420	339
Precision Castparts	2,400	647
Rockwell Automation	4,190	495
Union Pacific	2,030	341
Total Industrials		3,550

Information technology-27.4%
Adobe Systems*	4,450	266
Apple	810	454
Avago Technologies	5,660	299
EMC	12,970	326
Facebook, Cl A*^	16,340	894
Google, Cl A*	635	712
Intel	20,210	525
NXP Semiconductors*	7,500	344
Red Hat*	3,380	189
Riverbed Technology*	16,100	291
Salesforce.com*	13,020	719
ServiceNow*	9,250	518
TE Connectivity	5,000	276
Visa, Cl A^	2,945	656
VMware, Cl A*	7,450	667
Total Information technology		7,136
Total Common stock (Cost $21,056)**		23,812

Cash equivalent - 10.2%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.122%‡	2,661,750	2,662
Total Cash equivalent (Cost $2,662)**		2,662
Total Investments-101.4% (Cost $23,718)**		26,474

Segregated cash with brokers-46.3%		12,087
Securities sold short-(51.1)% (Proceeds $(12,982))**		(13,344)
Net Other assets (liabilities)-3.4%		886
Net Assets-100.0%		$26,103

*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2013.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Titan Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-42.4%
Consumer discretionary-7.7%
Autoliv	2,830	$260
Buckle	2,980	157
Carnival	3,890	156
Coach	5,740	321
Ctrip.com International SP ADR	2,580	128
Ford Motor	12,210	188
Lowe’s	3,930	195
Scientific Games, Cl A	11,490	195
Twenty-First Century Fox	7,320	258
Zulily, Cl A	3,830	159
Total Consumer discretionary		2,017

Consumer staples-4.5%
Clorox	4,900	454
ConAgra Foods	5,860	197
Costco Wholesale	2,190	261
McCormick	3,770	260
Total Consumer staples		1,172

Energy-3.1%
Continental Resources	2,230	251
Exxon Mobil	3,730	378
Southwestern Energy	4,910	193
Total Energy		822

Financials-4.6%
Capital One Financial	2,530	194
CBRE Group	7,300	192
Cohen & Steers	9,430	378
First Republic Bank	8,460	442
Total Financials		1,206

Health care-3.4%
AbbVie	4,770	252
Pfizer	8,120	249
Sirona Dental Systems	5,540	389
Total Health care		890

Industrials-8.0%
Boeing	1,410	192
C.H. Robinson Worldwide	3,410	199
Deere	2,850	261
Emerson Electric	3,650	256
Fastenal	4,130	196
Kansas City Southern	2,100	260
Manitowoc	8,380	195
Stericycle	2,250	262
Werner Enterprises	10,490	259
Total Industrials		2,080

Information technology-10.4%
FactSet Research Systems	1,720	187
Informatica	4,620	192
Linear Technology	4,130	188
OpenTable	3,260	259
SanDisk	4,600	324
Symantec	14,140	333
Tech Data	3,740	193
Texas Instruments	4,320	190
Textura	5,420	162
Twitter	2,030	129
VeriFone Systems	13,170	353
Western Union	11,220	194
Total Information technology		2,704

Materials-0.7%
Albemarle	3,070	195
Total Materials		195
Total Common stock (Proceeds $10,758)*		11,086

Exchange traded funds-8.7%
Consumer Staples Select Sector SPDR Fund	6,780	291
SPDR S&P 500 ETF Trust	10,650	1,967
Total Exchange traded funds		2,258
(Proceeds $2,224)*
Total Securities sold short-51.1% (Proceeds $12,982)*		$13,344

Percentages disclosed are based on total net assets of the Fund at December 31, 2013.

*	This number is listed in thousands.

ADR	- American Depositary Receipt
Cl	- Class
ETF	- Exchange Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner All Cap Growth Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-99.7%†
Consumer discretionary-26.4%
Dunkin’ Brands Group	6,930	$334
Fifth & Pacific*	12,380	397
HomeAway*	14,600	597
LinkedIn, Cl A*	3,770	817
Louis XIII Holdings	515,000	519
Michael Kors Holdings*	3,000	244
Ralph Lauren	3,400	600
Shutterfly*	8,660	441
Wynn Resorts	3,770	732
Total Consumer discretionary		4,681

Consumer staples-3.6%
Beam	9,470	645
Total Consumer staples		645

Energy-1.4%
Schlumberger	2,820	254
Total Energy		254

Financials-15.0%
Affiliated Managers Group*	3,290	714
AON	4,790	402
Atlas Mara Co-Nvest*	45,000	543
Citigroup	3,460	180
IntercontinentalExchange Group	3,700	832
Total Financials		2,671

Health care-13.8%
Biogen Idec*	1,080	302
Gilead Sciences*	6,810	512
NPS Pharmaceuticals*	24,540	745
Regeneron Pharmaceuticals*	1,900	523
Roche Holding AG ADR	5,260	369
Total Health care		2,451

Information technology-38.1%
Apple	1,640	920
Avago Technologies	18,860	999
Cavium*	18,270	630
Monolithic Power Systems*	18,690	648
NVIDIA	23,500	376
NXP Semiconductors*	18,890	868
Peregrine Semiconductor*^	46,860	347
ServiceNow*	6,820	382
Splunk*	3,660	251
Visa, Cl A	2,590	577
Workday, Cl A*	2,820	235
Yandex*	5,130	221
Yelp*^	4,600	317
Total Information technology		6,771

Materials-1.4%
Eastman Chemical	2,980	240
Total Materials		240
Total Common stock (Cost $13,367)**		17,713

Warrant-0.2%
Financials-0.2%
Atlas Mara Co-Nvest*	45,000	29
Total Financials		29
Total Warrant (Cost $–)**		29

Cash equivalent - 3.4%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.122%‡ (1)	597,232	597
Total Cash equivalent (Cost $597)**		597
Total Investments-103.3% (Cost $13,964)**		18,339
Net Other assets (liabilities)-(3.3)%		(587)
Net Assets-100.0%		$17,752

*	Non-income producing security.
**	This number is listed in thousands.
(1)	A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2013 was $580**.
^	Security fully or partially on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $581**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2013.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-93.9%
Consumer discretionary-21.1%
American Axle & Manufacturing Holdings*	128,020	$2,618
Ann*	91,730	3,354
Asbury Automotive Group*	57,299	3,079
Boyd Gaming*	69,380	781
Buffalo Wild Wings*	18,020	2,653
Cracker Barrel Old Country Store	64,670	7,118
Dorman Products*	41,010	2,299
E.W. Scripps*	98,660	2,143
Fox Factory Holding*^	123,540	2,177
Gray Television*	72,860	1,084
ITT Educational Services*^	41,340	1,388
Krispy Kreme Doughnuts*	55,607	1,073
Lifelock*	92,010	1,510
Lithia Motors, Cl A	48,451	3,363
Meritage Homes*	6,440	309
Modine Manufacturing*	17,910	230
Multimedia Games Holdings*	95,821	3,005
Oxford Industries	38,703	3,122
Red Robin Gourmet Burgers*	51,710	3,803
Shutterfly*	47,040	2,396
Vitamin Shoppe*	97,719	5,082
Total Consumer discretionary		52,587

Consumer staples-8.1%
B&G Foods, Cl A	137,430	4,660
Boston Beer, Cl A*^	12,220	2,955
Natural Grocers By Vitamin Cottage*	13,920	591
Nexstar Broadcasting Group	60,260	3,358
Susser Holdings*^	34,584	2,265
TreeHouse Foods*	10,947	754
United Natural Foods*	74,778	5,638
Total Consumer staples		20,221

Energy-4.8%
Bonanza Creek Energy*	41,600	1,808
Callon Petroleum*	104,470	682
Diamondback Energy*	30,645	1,620
Kodiak Oil & Gas*	136,740	1,533
PDC Energy*	15,500	825
Rex Energy*	151,460	2,986
SunPower*^	81,760	2,437
Total Energy		11,891

Financials-4.8%
Cardtronics*	99,389	4,319
Hanmi Financial	78,830	1,726
Home Loan Servicing Solutions	104,320	2,396
Independent Bank*	99,760	1,197
Umpqua Holdings^	116,260	2,225
Total Financials		11,863

Health care-16.0%
Acadia Healthcare*	71,517	3,385
Aegerion Pharmaceuticals*	27,290	1,936
Air Methods*	51,110	2,981
Akorn*	154,610	3,808
Analogic	17,410	1,542
ArthroCare*	88,258	3,552
Cardiovascular Systems*	34,220	1,173
Cyberonics*	69,514	4,554
Enanta Pharmaceuticals*	54,970	1,500
Furiex Pharmaceuticals*	20,360	855
Ironwood Pharmaceuticals*	103,520	1,202
Lannett*	65,616	2,172
Molina Healthcare*	34,040	1,183
Natus Medical*	89,720	2,019
NPS Pharmaceuticals*	74,670	2,267
PAREXEL International*	60,804	2,747
Proto Labs*^	20,677	1,472
Receptos*	57,790	1,675
Total Health care		40,023

Industrials-15.4%
Chart Industries*	29,138	2,787
Copa Holdings, Cl A	9,311	1,491
Energy Recovery*^	80,048	445
EnPro Industries*	28,940	1,668
Genesee & Wyoming, Cl A*	39,260	3,771
Huron Consulting Group*	131,851	8,269
Hyster-Yale Materials Handling	4,975	463
Middleby*	33,673	8,081
On Assignment*	122,930	4,293
PGT*	117,820	1,192
Primoris Services	63,340	1,972
Roadrunner Transportation System*	64,350	1,734
WageWorks*	39,110	2,325
Total Industrials		38,491

Information technology-22.1%
Ambarella*	105,511	3,579
Autobytel*	30,070	455
Bottomline Technologies*	71,972	2,603
CalAmp*	58,100	1,625
Callidus Software*	141,792	1,947
Canadian Solar*	53,300	1,589
Coherent*	35,294	2,626
Diodes*	59,970	1,413
Electronics for Imaging*	141,660	5,485
Ellie Mae*	41,250	1,108
Heartland Payment Systems^	49,380	2,461
Immersion*	33,290	346
Imperva*	49,730	2,394
Interactive Intelligence Group*	28,800	1,940
Intralinks Holdings*	43,490	527
Manhattan Associates*	38,800	4,557
Methode Electronics	72,960	2,495
Monolithic Power Systems*	69,900	2,423
Monotype Imaging Holdings	62,330	1,986
Proofpoint*	70,320	2,333
QIWI ADR	13,787	772
SPS Commerce*	15,940	1,041
Stamps.com*	40,760	1,716
Synchronoss Technologies*	34,500	1,072
Trulia*^	39,710	1,401
Tyler Technologies*	54,410	5,556
Total Information technology		55,450

Materials-1.3%
KapStone Paper & Packaging*	57,100	3,190
Total Materials		3,190

Utilities-0.3%
Artesian Resources, Cl A	36,475	837
Total Utilities		837

		Value
	Shares	(000)
Total Common stock (Cost $136,916)**		$234,553

Cash equivalent - 12.3%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.122%‡(1)	30,589,776	30,590
Total Cash equivalent (Cost $30,590)**		30,590
Total Investments-106.2% (Cost $167,506)**		265,143
Net Other assets (liabilities)-(6.2)%		(15,568)
Net Assets-100.0%		$249,575

*	Non-income producing security.
**	This number is listed in thousands.
(1)	A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2013 was $17,282**.
^	Security fully or partially on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $16,979**. Certain of these securities may have been sold prior to period end.
‡	Rate shown is the 7-day effective yield as of December 31, 2013.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Large Growth Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-126.9%†
Consumer discretionary-34.1%
Amazon.com*	4,810	$1,918
Chipotle Mexican Grill*	1,430	762
Comcast, Cl A	24,050	1,250
General Motors*	23,660	967
Hilton Worldwide Holdings*	28,270	629
Home Depot	16,800	1,383
Las Vegas Sands	13,490	1,064
Lennar, Cl A	30,920	1,223
Liberty Global, Cl A*	13,600	1,210
LinkedIn, Cl A*	3,540	768
Michael Kors Holdings*	9,350	759
Nike, Cl B	10,210	803
Priceline.com*	710	825
Ralph Lauren	3,615	638
Starbucks	14,960	1,173
Walt Disney	16,780	1,282
Total Consumer discretionary		16,654

Consumer staples-7.5%
Beam	14,970	1,019
Colgate-Palmolive	23,900	1,559
Estee Lauder, Cl A	7,440	560
Whole Foods Market	8,858	512
Total Consumer staples		3,650

Energy-3.7%
Concho Resources*	8,138	879
Schlumberger	10,520	948
Total Energy		1,827

Financials-9.3%
Affiliated Managers Group*	4,470	969
AON	11,110	932
Citigroup	20,860	1,087
Financial Engine	5,670	394
IntercontinentalExchange Group	5,190	1,168
Total Financials		4,550
Health care-14.0%
Biogen Idec*	5,240	1,466
Bristol-Myers Squibb	22,710	1,207
Cerner*	13,750	766
Gilead Sciences*	24,330	1,829
McKesson	7,400	1,194
Pharmacyclics*	3,760	398
Total Health care		6,860

Industrials-15.2%
AMETEK	24,550	1,293
Canadian Pacific Railway	7,550	1,142
Eaton PLC	9,550	727
Honeywell International	14,380	1,314
Kirby*	7,160	711
Pentair	14,940	1,160
Precision Castparts	4,050	1,091
Total Industrials		7,438

Information technology-39.4%
Amphenol	7,810	696
Apple	7,040	3,950
Cavium*	15,750	544
Ciena*	16,120	386
Facebook, Cl A*	27,790	1,519
Google, Cl A*	2,545	2,852
Intel	40,450	1,050
NXP Semiconductors*	27,110	1,245
Salesforce.com*	21,190	1,169
ServiceNow*	12,950	725
Splunk*	9,920	681
Stratasys*^	8,690	1,171
Tableau Software, Cl A*	9,330	643
Visa, Cl A	8,620	1,920
Workday, Cl A*	8,790	731
Total Information technology		19,282

Materials-3.7%
Methanex	7,050	418
Monsanto	11,805	1,376
Total Materials		1,794
Total Common stock (Cost $49,262)**		62,055

Cash equivalent - 3.7%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.122%‡ (1)	1,784,943	1,785
Total Cash equivalent (Cost $1,785)**		1,785
Total Investments-130.6% (Cost $51,047)**		63,840
Net Other assets (liabilities)-(30.6)%		(14,966)
Net Assets-100.0%		$48,874

*	Non-income producing security.
**	This number is listed in thousands.
(1)	A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2013 was $1,145**.
^	Security fully or partially on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $1,158**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2013.

Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Midcap Growth Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-98.7%†
Consumer discretionary-27.0%
BorgWarner	140,360	$7,848
Dunkin’ Brands Group	120,850	5,825
Fifth & Pacific*	194,330	6,232
Fossil*	31,650	3,796
Harley-Davidson	76,620	5,305
HomeAway*	172,800	7,064
Liberty Global, Cl A*	75,740	6,740
LinkedIn, Cl A*	38,180	8,280
Michael Kors Holdings*	58,070	4,715
Polaris Industries	35,240	5,132
PVH	38,480	5,234
Ralph Lauren	41,640	7,352
Shutterfly*	119,290	6,075
Starwood Hotels & Resorts Worldwide	80,310	6,381
Toll Brothers*	94,150	3,484
Tractor Supply	88,190	6,842
TripAdvisor*	65,260	5,405
Wynn Resorts	39,335	7,639
Total Consumer discretionary		109,349

Consumer staples-5.4%
Beam	125,010	8,508
Church & Dwight	71,930	4,768
Kroger	137,810	5,448
WhiteWave Foods, Cl A*	132,360	3,036
Total Consumer staples		21,760

Energy-5.1%
Cabot Oil & Gas	139,750	5,416
Concho Resources*	58,588	6,327
Gulfport Energy*	82,780	5,228
Rosetta Resources*	72,410	3,479
Total Energy		20,450

Financials-10.1%
Affiliated Managers Group*	32,220	6,988
AON	90,950	7,630
Cardtronics*	108,210	4,702
IntercontinentalExchange Group	40,010	8,999
Markel*	8,790	5,101
Ocwen Financial*	45,160	2,504
Signature Bank*	43,810	4,706
Total Financials		40,630

Health care-13.9%
Actavis*	41,530	6,976
Alexion Pharmaceuticals*	44,684	5,946
AmerisourceBergen, Cl A	72,760	5,116
BioMarin Pharmaceuticals*	28,150	1,978
Cerner*	88,310	4,922
Cooper	38,290	4,742
Covance*	33,410	2,942
Cubist Pharmaceuticals*	73,190	5,041
HCA Holdings*	83,390	3,979
NPS Pharmaceuticals*	124,980	3,794
Perrigo	22,750	3,491
Regeneron Pharmaceuticals*	17,020	4,685
Veeva Systems, Cl A*	79,650	2,557
Total Health care		56,169

Industrials-9.7%
Delta Air Lines	201,480	5,535
Genesee & Wyoming, Cl A*	45,050	4,327
MasTec*	104,930	3,433
Pentair	47,150	3,662
Robert Half International	72,410	3,040
Rockwell Automation	52,180	6,167
Roper Industries	34,810	4,827
Verisk Analytics, Cl A*	50,840	3,341
WESCO International*	51,370	4,678
Total Industrials		39,010

Information technology-18.9%
Alliance Data Systems*	34,900	9,177
Avago Technologies	130,740	6,915
Cavium*	233,219	8,048
Ciena*	115,520	2,764
Cornerstone OnDemand*	73,620	3,927
KLA-Tencor	73,840	4,760
Maxim Integrated Products	133,100	3,715
NXP Semiconductors*	160,450	7,369
ServiceNow*	130,430	7,305
Splunk*	81,830	5,619
Tableau Software, Cl A*	59,390	4,094
Ultratech*	82,980	2,406
Workday, Cl A*	71,462	5,943
Yelp*^	58,650	4,044
Total Information technology		76,086

Materials-7.6%
Crown Holdings*	131,860	5,877
Eastman Chemical	87,110	7,030
International Flavors & Fragrances	66,420	5,711
Methanex	64,930	3,846
PPG Industries	21,590	4,095
Rock-Tenn, Cl A	39,270	4,124
Total Materials		30,683

Telecommunication services-1.0%
SBA Communications, Cl A*	42,670	3,833
Total Telecommunication services		3,833
Total Common stock (Cost $291,354)**		397,970

Cash equivalent - 1.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.122%‡ (1)	7,625,333	7,625
Total Cash equivalent (Cost $7,625)**		7,625
Total Investments-100.6% (Cost $298,979)**		405,595
Net Other assets (liabilities)-(0.6)%		(2,346)
Net Assets-100.0%		$403,249

*	Non-income producing security.
**	This number is listed in thousands.
(1)	A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2013 was $1,986**.

^	Security fully or partially on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $2,034**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2013.

Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-99.8%
Consumer discretionary-19.0%
American Public Education*	55,790	$2,425
Ann*	70,148	2,565
Arctic Cat	27,330	1,557
Brunswick	57,740	2,660
Chuy’s Holdings*	55,100	1,985
Fifth & Pacific*	82,340	2,641
Five Below*^	48,710	2,104
HomeAway*	63,860	2,611
Imax*^	74,040	2,183
Meritage Homes*	45,000	2,160
Pier 1 Imports	108,840	2,512
Shutterfly*	53,250	2,712
Sotheby’s	57,664	3,068
Tenneco*	56,850	3,215
Texas Roadhouse	89,310	2,483
Vail Resorts	38,300	2,881
Vitamin Shoppe*	47,170	2,453
Watsco	22,570	2,168
Zumiez*	38,980	1,013
Total Consumer discretionary		45,396

Consumer staples-6.1%
B&G Foods, Cl A	69,760	2,366
Hain Celestial Group*	20,580	1,868
Prestige Brands Holdings*	55,980	2,004
Rite AID*	540,060	2,733
Susser Holdings*	40,840	2,675
United Natural Foods*	39,283	2,961
Total Consumer staples		14,607

Energy-4.9%
Dril-Quip*	17,740	1,950
Kodiak Oil & Gas*	256,410	2,874
Rex Energy*	101,450	2,000
Rosetta Resources*	56,310	2,705
SemGroup, Cl A	31,860	2,078
Total Energy		11,607

Financials-9.1%
Bank of the Ozarks	39,050	2,210
Brandywine Realty Trust	180,120	2,538
Cardtronics*	59,090	2,567
eHealth*	35,260	1,639
Essent Group*	14,490	349
Evercore Partners	11,600	693
Financial Engine	24,170	1,679
Hersha Hospitality Trust	183,988	1,025
Infinity Property & Casualty	18,840	1,352
Portfolio Recovery Associates*	52,330	2,766
Synovus Financial	652,350	2,348
Wisdomtree Investments*	150,600	2,667
Total Financials		21,833

Health care-17.7%
Acadia Healthcare*	43,350	2,052
ACADIA Pharmaceuticals*^	32,154	804
Aegerion Pharmaceuticals*	32,790	2,327
Air Methods*	53,900	3,143
Akorn*	103,486	2,549
Align Technology*	60,230	3,441
Bruker*	86,700	1,714
Cepheid*^	52,250	2,441
Cubist Pharmaceuticals*	38,890	2,678
Cyberonics*	24,440	1,601
Impax Laboratories*	77,680	1,953
Ironwood Pharmaceuticals*	107,410	1,247
Neurocrine Biosciences*	93,220	871
NPS Pharmaceuticals*	71,290	2,164
PAREXEL International*	49,480	2,236
Proto Labs*^	34,540	2,459
Team Health Holdings*	43,180	1,967
Teleflex	27,803	2,610
ViroPharma*	24,220	1,207
West Pharmaceutical Services	58,720	2,881
Total Health care		42,345

Industrials-15.2%
Acuity Brands	22,970	2,511
Belden	26,110	1,839
CAI International*	87,050	2,052
Generac Holdings	59,750	3,384
HEICO	50,762	2,942
Hexcel*	70,440	3,148
MasTec*	83,280	2,725
Middleby*	11,050	2,652
On Assignment*	73,760	2,576
Saia*	78,790	2,525
Spirit Airlines*	43,640	1,982
Swift Transportation*	82,390	1,830
Thermon Group Holdings*	85,515	2,337
USG*	85,420	2,424
Watts Water Technologies	24,696	1,528
Total Industrials		36,455

Information technology-22.4%
Aspen Technology*	85,280	3,565
Bottomline Technologies*	66,460	2,403
Cavium*	70,040	2,417
Ciena*	120,140	2,875
Cognex*	87,680	3,348
CommVault Systems*	35,140	2,631
Cornerstone OnDemand*	56,130	2,994
Ellie Mae*^	25,060	673
Guidewire Software*	55,290	2,713
Infoblox*	54,230	1,791
Ixia*	78,280	1,042
MAXIMUS	43,920	1,932
Monolithic Power Systems*	97,080	3,365
OSI Systems*	8,830	469
QLIK Technologies*	50,341	1,341
RF Micro Devices*	290,850	1,501
Riverbed Technology*	104,340	1,886
Semtech*	77,520	1,960
Synaptics*	44,370	2,299
Synchronoss Technologies*	63,826	1,983
Take-Two Interactive Software*	87,700	1,523
The Ultimate Software Group*	17,420	2,669
Wex*	21,480	2,127
Yelp*^	35,030	2,415
Zillow, Cl A*	17,450	1,426
Total Information technology		53,348

Materials-5.4%
Chemtura*	101,090	2,822
Commercial Metals	107,130	2,178
Graphic Packaging Holding*	223,860	2,149

		Value
	Shares	(000)
Louisiana-Pacific*	158,390	$2,932
PolyOne	78,720	2,783
Total Materials		12,864
Total Common stock (Cost $171,206)**		238,455

Cash equivalent - 4.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.122%‡(1)	11,822,567	11,823
Total Cash equivalent (Cost $11,823)**		11,823
Total Investments-104.7% (Cost $183,029)**		250,278
Net Other assets (liabilities)-(4.7)%		(11,203)
Net Assets-100.0%		$239,075

*	Non-income producing security.
**	This number is listed in thousands.
(1)	A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2013 was $10,066**.
^	Security fully or partially on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $9,940**. Certain of these securities may have been sold prior to period end.
‡	Rate shown is the 7-day effective yield as of December 31, 2013.

Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Emerging Markets Fund

December 31, 2013

		Value
	Shares	(000)
Common stock-99.2%†
Consumer discretionary-9.8%
Grupo Sanborns	2,320	$5
Hyundai Motor*	40	9
Hyundai Precision Industry*	30	8
Louis XIII Holdings	2,411	2
Naspers	70	7
Qunar Cayman Islands ADR*	320	8
Tata Motors ADR	180	6
Tencent Holdings	190	13
Total Consumer discretionary		58

Consumer staples-9.5%
Ambev ADR	850	6
Arca Continental	797	5
Cosan, Cl A	490	7
Grupo Lala	4,525	11
HengAn International Group	461	5
ITC, Participatory Note	1,050	5
LG Household & Health Care*	12	6
Magnit	90	6
Universal Robina	1,950	5
Total Consumer staples		56

Energy-13.4%
Afren	2,190	6
Caracal Energy*	955	7
China Oilfield Services	1,400	4
CNOOC	3,170	6
Eurasia Drilling, Registered Shares	140	6
Ezion Holdings	2,732	5
Hilong Holdings	5,116	4
Lekoil*	2,970	3
OAO Rosneft Oil	1,330	10
Ophir Energy*	920	5
Petroleo Brasileiro	1,180	9
Sapurakencana Petroleum*	4,520	7
SK Innovation*	50	7
Total Energy		79

Financials-25.6%
AIA Group	1,647	8
Atlas Mara Co-Nvest*	500	6
Banco do Brasil	620	6
Banco Santander-Chile ADR	210	5
BR Malls Participacoes	470	3
CETIP	574	6
CITIC Securities, H Shares	2,185	6
Concentradora Fibra Hotelera Mexicana	880	1
Credicorp	65	9
Credito Real	4,781	7
CTBC Financial Holding	10,020	7
Erste Group Bank	109	4
Growthpoint Properties	1,709	4
HDFC Bank ADR	100	3
Industrial & Commercial Bank of China, H Shares	23,110	16
Kasikornbank	1,390	7
KWG Property Holding	7,170	4
Metro Pacific Investments	32,436	3
Metropolitan Bank & Trust	3,099	5
Ping An Insurance Group, H Shares	760	7
Qatar National Bank	110	5
Sberbank of Russia ADR	610	8
Shinhan Financial Group*	190	9
Turkiye Garanti Bankasi	1,200	4
UEM Sunrise Berhad	6,330	5
Yes Bank, Participatory Note	540	3
Total Financials		151

Health care-2.5%
Aspen Pharmacare Holdings	250	6
Glenmark Pharmaceuticals, Participatory Note	660	6
Kalbe Farma	27,110	3
Total Health care		15

Industrials-7.6%
China Railway Construction, H Shares	4,280	4
CIMC Enric Holdings	2,952	5
Copa Holdings, Cl A	55	9
Gamuda	4,036	6
Hyundai Engineering & Construction*	101	6
Localiza Rent a Car	440	6
Mills Estruturas e Servicos de Engenharia	399	6
PT Jasa Marga Persero	8,740	3
Total Industrials		45

Information technology-19.7%
AAC Technologies Holdings	1,610	8
Autohome ADR	150	5
Epistar	3,400	7
HCL Technologies, Participatory Note	430	9
Hon Hai Precision Industry	2,132	6
Largan Precision	150	6
Linx	459	9
MediaTek	489	7
Samsung Electronics	20	27
SK Hynix*	110	4
Sonda	2,250	5
Taiwan Semiconductor Manufacturing ADR	990	17
Yandex*	145	6
Total Information technology		116

Materials-7.1%
African Rainbow Minerals	250	5
Anhui Conch Cement	1,760	7
Cemex*	7,120	7
Formosa Chemicals & Fibre	1,750	5
Indocement Tunggal Prakarsa	3,680	6
LG Chem*	20	6
Mondi	344	6
Total Materials		42

Telecommunication services-3.0%
Axiata Group	2,018	4
China Unicom (Hong Kong)	3,770	6
MTN Group	380	8
Total Telecommunication services		18

Utilities-1.0%
Power Grid, Participatory Note	3,600	6
Total Utilities		6
Total Common stock (Cost $526)**		586

		Value
	Shares	(000)
Warrant-0.0%
Financials-0.0%
Atlas Mara Co-Nvest*	500	$—
Total Financials		—
Total Warrant (Cost $—)**		—

Cash equivalent - 1.0%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.122%‡	6,305	6
Total Cash equivalent (Cost $6)**		6
Total Investments-100.2% (Cost $532)**		592
Net Other assets (liabilities)-(0.2)%		(1)
Net Assets-100.0%		$591

*	Non-income producing security.
**	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2013.

ADR	- American Depositary Receipt
Cl	- Class

Amounts designated as “-” have been rounded to $0.

See accompanying notes to schedules of investments.

Country Allocation as of 12/31/13††
China	11.8%
Taiwan, Province Of China	9.3
Brazil	8.7
Korea, Republic Of	7.6
Mexico	6.3
Hong Kong	6.2
South Africa	6.1
Republic of Korea (South)	5.9
India	5.4
Russian Federation	4.0
Malaysia	3.6
Bermuda	2.6
Philippines	2.2
Indonesia	2.1
Netherlands	2.0
Cayman Islands	2.0
United Kingdom	1.9
Chile	1.7
Panama	1.5
Canada	1.2
Virgin Islands, British	1.1
Cyprus	1.1
Thailand	1.1
United States	1.1
Qatar	0.9
Singapore	0.8
Turkey	0.7
Austria	0.6
Nigeria	0.5
Total	100.0%

††                                  Country allocation based on country of incorporation. Percentages are based on total investments.

Notes to Schedules of Investments

December 31, 2013 (Unaudited)

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds included herein are the Turner Market Neutral Fund (“Market Neutral Fund”), Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Spectrum Fund (“Spectrum Fund”), Turner Titan Fund (“Titan Fund”), Turner All Cap Growth Fund (“All Cap Growth Fund”), Turner Emerging Growth Fund (“Emerging Growth Fund”), Turner Large Growth Fund (“Large Growth Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”), Turner Small Cap Growth Fund (“Small Cap Growth Fund”), and Turner Emerging Markets Fund (“Emerging Markets Fund”), each a “Fund” and collectively the “Funds.”

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments, the Schedules of securities sold short and the Schedule of open written option contracts.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Security valuation — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Schedules of Investments

December 31, 2013 (Unaudited)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depository Receipts (“ADRs”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Schedules of Investments

December 31, 2013 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. In addition, the Funds’ Sub-administrator, Citi Fund Service Ohio, Inc., monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels recommended by the Committee for approval by the Board (“trigger points”), the Sub-administrator will notify Turner Investments, L.P. (the “Adviser”) that such limits have been exceeded. If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service. The circumstances described above use significant observable inputs and therefore these valuations are considered as Level 2 in the fair value hierarchy.

In the event that the Adviser believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended December 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds’ investments as of December 31, 2013 (000).  The breakdown, by category, of the “common stock” category is disclosed on the Schedule of investments and Schedule of securities sold short for each fund, as applicable.

	Level 1		Level 2	Total
Market Neutral Fund
Investments in securities
Common stock	$2,929		$—	$2,929
Cash equivalent	135		—	135
Total Investments in securities	$3,064		$—	$3,064
Securities sold short
Common stock	$2,876		$—	$2,876
Total Securities sold short	$2,876		$—	$2,876

Medical Sciences Long/Short Fund
Investments in securities
Common stock	$17,932		$—	$17,932
Cash equivalent	3,546		—	3,546
Total Investments in securities	$21,478		$—	$21,478
Securities sold short
Common stock	$5,204		$—	$5,204
Exchange traded funds	3,971		—	3,971
Total Securities sold short	$9,175		$—	$9,175

Spectrum Fund
Investments in securities
Common stock	$387,526		$—	$387,526
Call option contracts	62		3	65
Warrant	203		—	203
Cash equivalent	56,688		—	56,688
Total Investments in securities	$444,479		$3	$444,482
Securities sold short
Common stock	$174,521		$—	$174,521
Exchange traded funds	56,746		—	56,746
Total Securities sold short	$231,267		$—	$231,267
Other financial instruments(a)
Written call option contracts	$18		$—	$18
Total Other financial instruments	$18		$—	$18

Titan Fund
Investments in securities
Common stock	$23,812		$—	$23,812
Cash equivalent	2,662		—	2,662
Total Investments in securities	$26,474		$—	$26,474
Securities sold short
Common stock	$11,086		$—	$11,086
Exchange traded funds	2,258		—	2,258
Total Securities sold short	$13,344		$—	$13,344

All Cap Growth Fund
Investments in securities
Common stock	$17,713		$—	$17,713
Warrant	29		—	29
Cash equivalent	597		—	597
Total Investments in securities	$18,339		$—	$18,339

Emerging Growth Fund
Investments in securities
Common stock	$234,553		$—	$234,553
Cash equivalent	30,590		—	30,590
Total Investments in securities	$265,143		$—	$265,143

Large Growth Fund
Investments in securities
Common stock	$62,055		$—	$62,055
Cash equivalent	1,785		—	1,785
Total Investments in securities	$63,840		$—	$63,840

Midcap Growth Fund
Investments in securities
Common stock	$397,970		$—	$397,970
Cash equivalent	7,625		—	7,625
Total Investments in securities	$405,595		$—	$405,595

Small Cap Growth Fund
Investments in securities
Common stock	$238,455		$—	$238,455
Cash equivalent	11,823		—	11,823
Total Investments in securities	$250,278		$—	$250,278

Emerging Markets Fund
Investments in securities
Common stock
Consumer staples	$51		$5	$56
Financials	148		3	151
Health care	9		6	15
Information technology	107		9	116
Utilities	—		6	6
Other common stock(b)	242		—	242
Warrant	—	(c)	—	—	(c)
Cash equivalent	6		—	6
Total Investments in securities	$563		$29	$592

(a)Other financial instruments are derivative instruments and are reflected in the Schedule of open written option contracts.

(b)For detailed industry descriptions, see the accompanying Schedule of investments.

(c)The market value of this security is equal to $0.

For the period ended December 31, 2013, there were no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. For each Fund there were no transfers between the Levels as of December 31, 2013 based on the input levels assigned at September 30, 2013.

Notes to Schedules of Investments

December 31, 2013 (Unaudited)

Security transactions — Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short — Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the period ended December 31, 2013.

Participation notes — The Emerging Markets Fund may invest in participation notes. Some countries, especially emerging markets countries, do not permit foreign entities to participate directly in their securities markets or otherwise have regulations that present difficulties for efficient foreign investment. The Emerging Markets Fund may use participation notes to establish a position in such markets as a substitute for direct investment. Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity security or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Emerging Markets Fund the difference between the nominal value of the underlying investment at the time of purchase and that instrument’s value at maturity. Investments in participation notes involve the same risks as are associated with a direct investment in the underlying security, currency or market that they seek to replicate. In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues the participation note will not fulfill its contractual obligation to complete the transaction with

Notes to Schedules of Investments

December 31, 2013 (Unaudited)

the Emerging Markets Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Emerging Markets Fund will rely on the creditworthiness of such banks or broker-dealers and will have no rights under a participation note against the issuer of the underlying assets when it invests in participation notes. In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate.

Option transactions — Consistent with each Fund’s investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolio or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the options contract. The initial purchase (sale) of an option is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of assets and liabilities as an asset and an equivalent liability.

Option contracts are valued at the last quoted sales price.  If there is no such reported sale on the valuation date, long positions are valued ad the most recent bid price, and short positions are valued at the most recent ask price.  The primary risk exposure from written and purchased options contracts is equity exposure.

A summary of option contracts written during the period ended December 31, 2013 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of period	1,448	$89
Options written	5,224	143
Options cancelled in a closing purchase transaction	(3,159)	(61)
Options expired	—	—
Options outstanding at end of period	3,513	$171

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate

Notes to Schedules of Investments

December 31, 2013 (Unaudited)

that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

Illiquid Securities — Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

3.  Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The following Funds had securities on loan and had invested cash collateral with the following values as of December 31, 2013 (000):

Fund	Value of Securities on Loan (000)	Value of Collateral (000)
All Cap Growth Fund	$581	$580
Emerging Growth Fund	16,979	17,282
Large Growth Fund	1,158	1,145
Midcap Growth Fund	2,034	1,986
Small Cap Growth Fund	9,940	10,066

Notes to Schedules of Investments

December 31, 2013 (Unaudited)

4. Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market, and may experience the effect of this increased volatility on the Fund’s net asset value and a magnified effect on the Fund’s total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

5. Federal tax information:

At December 31, 2013, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short and written options, were as follows (000):

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
Market Neutral Fund	$2,860	$219	$(15)	$204
Medical Sciences Long/Short Fund	19,257	2,321	(100)	2,221
Spectrum Fund	394,944	53,576	(4,038)	49,538
Titan Fund	23,917	2,570	(13)	2,557
All Cap Growth Fund	13,964	4,662	(287)	4,375
Emerging Growth Fund	168,152	98,352	(1,361)	96,991
Large Growth Fund	51,034	13,021	(215)	12,806
Midcap Growth Fund	299,673	106,386	(464)	105,922
Small Cap Growth Fund	184,023	67,002	(747)	66,255
Emerging Markets Fund	533	66	(7)	59

6. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the schedules of investments were issued.  Based on this evaluation, no additional disclosures and/or adjustments were required as of December 31, 2013.

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosures controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30(a)-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President (Principal Executive Officer)

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President (Principal Executive Officer)

Date:	February 21, 2014

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Controller and Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2014